Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Jan. 31, 2020 shares	Jan. 17, 2020 CNY (¥) shares	Oct. 31, 2019	Feb. 22, 2019 CNY (¥) shares	Feb. 22, 2019 USD ($) $ / shares shares	Oct. 31, 2017 shares	Oct. 31, 2016 $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Jul. 15, 2020 shares	Oct. 29, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 526,171	$ 80,640	¥ 515,203	$ 0	¥ 3,520	$ 0
Estimated fair value of Company's ordinary shares | $ / shares							$ 0.77
Common shares, par value | $ / shares										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized									91,051	91,051
Third Venture [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued																369,301
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 209,033	$ 32,036	514,733		2,464
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									284,431	43,591	470		1,056
Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									32,707	5,013
Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued																4,019,554
Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares																		$ 0.0001
Stock options, repurchased during the period, average price | $ / shares					$ 5.63
Stock options, repurchased during the period, total consideration				¥ 148,308	$ 21,902
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 0	$ 0	1,566		3,520
Share based payment award, maximum shares authorized																	7,686,081
Share based compensation by share based payment arrangement restricted stock units granted									558,200	558,200
Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 0	$ 0	1,096		2,464
Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 0	$ 0	470		¥ 1,056
Restricted Shares [Member] | Tranche One [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									25.00%	25.00%
Restricted Shares [Member] | Tranche Two [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									25.00%	25.00%
Restricted Shares [Member] | Tranche Three [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									25.00%	25.00%
Restricted Shares [Member] | Tranche Four [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									25.00%	25.00%
Restricted Shares [Member] | One Performance Condition [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									20.00%	20.00%
Restricted Shares [Member] | Two Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									40.00%	40.00%
Restricted Shares [Member] | Three Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									60.00%	60.00%
Restricted Shares [Member] | Four Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									80.00%	80.00%
Restricted Shares [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								¥ 18,700
Number of shares granted								3,650,253
Number of shares cancelled							87,441
Number of shares outstanding							3,932,113
Ordinary shares held, restriction percentage							70.00%
Share based payment award, vesting period			3 years
Restricted Shares [Member] | Founders [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage							20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage							20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage							30.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered, exercise price | $ / shares															$ 1.0
Employee Stock Option [Member] | Director[Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense											¥ 148,308	$ 21,902
Employee Stock Option [Member] | Lei Fang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered															130,000
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $										$ 1,171
Share based payment award, maximum shares authorized										100,000
Share based payment award, stock options granted									72,000	72,000
Stock Option, Exercise Price, Increase | $ / shares										$ 6.09
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares vested									565,200	565,200
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		9,609,084
Share based payment award, maximum shares authorized		9,609,084				13,376,865
Share based payment award, stock options surrendered, exercise price | $ / shares										$ 1.00		$ 1.00		$ 1.00
Share based payment award, stock options granted											640,000	640,000	1,470,000	1,470,000
Share based payment award, stock options granted exercise price | $ / shares												$ 1.00		$ 1.00
Stock options, repurchased during the period											3,435,215	3,435,215
Stock options, repurchased during the period, average price | $ / shares												$ 1.00
Stock options exercisable										6,790,924		0
Exercise of stock options, shares									1,439,373	1,439,373	0	0
Number of shares unvested	332,566	332,566							338,876	338,876	397,500	397,500	226,000	226,000
2017 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 52,802
2017 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									69,213
2017 Plan [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 4,277
2017 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested		83,142
2017 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period						3 years
Share based payment award, stock options granted											640,000	640,000	1,470,000	1,470,000
Share based payment award, stock options granted exercise price | $ / shares												$ 1		$ 1
Number of shares unvested									338,876	338,876
Share based compensation arrangement, shares vested									6,790,924	6,790,924
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						50.00%
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						50.00%
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥		¥ 91,051
Number of shares granted		11,005,888
Share based payment award, maximum shares authorized				14,005,745	14,005,745							15,452,620
Share based payment award, stock options granted											13,991,528	13,991,528
Share based payment award, stock options granted exercise price | $ / shares												$ 1.00
Stock options, repurchased during the period									454,940	454,940	454,940	454,940
Stock options, repurchased during the period, average price | $ / shares												$ 1.00
Stock options exercisable										9,764,670
Exercise of stock options, shares									402,000	402,000
2018 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 48,055		¥ 365,329
2018 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									65,656
2018 Plan [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 226
2018 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%	50.00%
2018 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%	50.00%
2018 Plan [Member] | Dr. Zang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares					$ 1.0
2018 Plan [Member] | Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Vested And Exercisable Number				10,893,028	10,893,028
2018 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested		2,544,917
2018 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding										762,920
Share based payment award, stock options granted exercise price | $ / shares										$ 1.00
2018 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares vested									1,871,500	1,871,500
2018 Plan [Member] | Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 25,985
2018 Plan [Member] | Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									67,182
2018 Plan [Member] | Employee Stock Option [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 19,085
Amended 2017 Plan [Member] | Director[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, repurchased during the period				3,435,215	3,435,215
Share Options, Vested And Exercisable Number				3,435,215	3,435,215
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage									25.00%	25.00%
Share based payment award, maximum shares authorized																	10,760,513
Share based payment award, stock options granted									1,068,733	1,068,733
Stock options exercisable										0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized									1,446,875	1,446,875
2020 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 4,357
2020 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									10,435
2020 Plan [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 1,619
2020 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									4,093,079	4,093,079
2020 Plan [Member] | Restricted Shares [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares									30 days	30 days
Share based comensation equity instruments other than options aggregate fair value vested in period | $										$ 2,000,000
2020 Plan [Member] | Restricted Shares [Member] | Second One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares									30 days	30 days
Maximum Percentage Reduction In The Weighted Average Market Value Of Shares									20.00%	20.00%
2020 Plan [Member] | Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 76,663
2020 Plan [Member] | Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									71,945
2020 Plan [Member] | Restricted Shares [Member] | Equity in Loss of an Affiliate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 7,500
2020 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period				2 years	2 years
Share based compensation by share based payment arrangement restricted stock units granted									1,328,120	1,328,120
2020 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement restricted stock units granted									4,093,079	4,093,079